Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 559,387	$ 69,370
Gross Unrealized Gains	0	0
Gross Unrealized Losses	2	0
Fair Value	559,385	69,370
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	754
Gross Unrealized Gains	0
Gross Unrealized Losses	2
Fair Value	752
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	558,633	69,370
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	$ 558,633	$ 69,370